Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB VARIABLE PRODUCTS SERIES FUND, INC.
Entity Central Index Key	0000825316
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000098721
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-A-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International (“MSCI”) World Index (net) (the "benchmark"), largely due to its balanced construction of approximately 60% in equity and 40% in fixed-income. Through the course of the year, the Portfolio's Senior Investment Management Team (the “Team”) maintained an overweight in equity assets due to an expectation that inflation would cool and US growth would remain strong, creating a market-friendly environment of both central bank rate cuts and solid corporate earnings growth. The Team also tilted the Portfolio towards US stocks relative to international stocks due to the greater resilience of the US economy and very strong profitability and growth prospects for US technology companies.

In Late July and early August, market volatility rose due to concerns about US growth, fears that Japanese investors would unwind their US holdings in favor of domestic assets, and increased uncertainty around the US election outcome, leading the Team to moderate the size of the equity overweight. In the fourth quarter, the Team increased its equity overweight again as improved economic data supported continued expansion and sentiment improved due to the potential of a more supportive business environment following the election. While US equity holdings benefited, fixed-income investments and international assets suffered declines. The Team ended the period with an overweight to risk assets including developed-market equities.

The Portfolio continued to hold US treasury exposure to hedge equity risk as well as equity put options to guard against unexpected market shocks.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,891	$9,913	$10,008	$10,084
12/16	$10,246	$10,657	$10,516	$10,189
12/17	$11,749	$13,045	$11,987	$10,424
12/18	$10,919	$11,908	$11,420	$10,514
12/19	$12,612	$15,203	$13,617	$11,235
12/20	$13,246	$17,621	$15,492	$12,134
12/21	$14,527	$21,465	$17,304	$11,852
12/22	$11,847	$17,571	$14,607	$10,375
12/23	$13,470	$21,751	$16,893	$10,795
12/24	$14,905	$25,812	$18,779	$10,858

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	10.65%	3.40%	4.07%
MSCI World Index (net)	18.67%	11.17%	9.95%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	11.16%	6.64%	6.50%
Bloomberg U.S. Treasury Index	0.58%	-0.68%	0.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 251,418,002
Holdings Count | Holding	1,501
Advisory Fees Paid, Amount	$ 1,713,037
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$251,418,002
# of Portfolio Holdings	1,501
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,713,037

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	64.7%
Governments - Treasuries	33.7%
Agencies	0.8%
Purchased Options - Puts	0.5%
Short-Term Investments	1.5%
Other assets less liabilities	-1.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$8,870,377	3.5%
NVIDIA Corp.	$7,674,673	3.1%
Microsoft Corp.	$6,934,518	2.8%
Amazon.com, Inc.	$4,828,116	1.9%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,613,618	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,181,498	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,392,159	1.4%
Meta Platforms, Inc. - Class A	$2,981,417	1.2%
Tesla, Inc.	$2,705,324	1.1%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,598,631	1.0%
Total	$48,780,331	19.5%

Material Fund Change [Text Block]
C000098722
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International (“MSCI”) World Index (net) (the "benchmark"), largely due to its balanced construction of approximately 60% in equity and 40% in fixed-income. Through the course of the year, the Portfolio's Senior Investment Management Team (the “Team”) maintained an overweight in equity assets due to an expectation that inflation would cool and US growth would remain strong, creating a market-friendly environment of both central bank rate cuts and solid corporate earnings growth. The Team also tilted the Portfolio towards US stocks relative to international stocks due to the greater resilience of the US economy and very strong profitability and growth prospects for US technology companies.

In Late July and early August, market volatility rose due to concerns about US growth, fears that Japanese investors would unwind their US holdings in favor of domestic assets, and increased uncertainty around the US election outcome, leading the Team to moderate the size of the equity overweight. In the fourth quarter, the Team increased its equity overweight again as improved economic data supported continued expansion and sentiment improved due to the potential of a more supportive business environment following the election. While US equity holdings benefited, fixed-income investments and international assets suffered declines. The Team ended the period with an overweight to risk assets including developed-market equities.

The Portfolio continued to hold US treasury exposure to hedge equity risk as well as equity put options to guard against unexpected market shocks.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,870	$9,913	$10,008	$10,084
12/16	$10,202	$10,657	$10,516	$10,189
12/17	$11,663	$13,045	$11,987	$10,424
12/18	$10,807	$11,908	$11,420	$10,514
12/19	$12,453	$15,203	$13,617	$11,235
12/20	$13,059	$17,621	$15,492	$12,134
12/21	$14,270	$21,465	$17,304	$11,852
12/22	$11,605	$17,571	$14,607	$10,375
12/23	$13,169	$21,751	$16,893	$10,795
12/24	$14,542	$25,812	$18,779	$10,858

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	10.43%	3.15%	3.82%
MSCI World Index (net)	18.67%	11.17%	9.95%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	11.16%	6.64%	6.50%
Bloomberg U.S. Treasury Index	0.58%	-0.68%	0.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 251,418,002
Holdings Count | Holding	1,501
Advisory Fees Paid, Amount	$ 1,713,037
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$251,418,002
# of Portfolio Holdings	1,501
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,713,037

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	64.7%
Governments - Treasuries	33.7%
Agencies	0.8%
Purchased Options - Puts	0.5%
Short-Term Investments	1.5%
Other assets less liabilities	-1.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$8,870,377	3.5%
NVIDIA Corp.	$7,674,673	3.1%
Microsoft Corp.	$6,934,518	2.8%
Amazon.com, Inc.	$4,828,116	1.9%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,613,618	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,181,498	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,392,159	1.4%
Meta Platforms, Inc. - Class A	$2,981,417	1.2%
Tesla, Inc.	$2,705,324	1.1%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,598,631	1.0%
Total	$48,780,331	19.5%

Material Fund Change [Text Block]
C000154814
Shareholder Report [Line Items]
Fund Name	AB VPS Global Risk Allocation - Moderate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Global Risk Allocation - Moderate Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64V2-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64V2-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, Class B of the Portfolio underperformed the Morgan Stanley Capital International (“MSCI”) World Index (the "benchmark") (net, hedged to USD) and the blended benchmark. The Portfolio allocated most of its risk to global equity, with the balance allocated to global government bonds and cash. Over the period, the Portfolio’s overweight in equity and underweight in fixed income versus the blended benchmark contributed to the relative performance. The Portfolio's equity downside protection via equity index options detracted from performance.

During the 12-month period, the Portfolio used derivatives in the form of futures, currency forwards, purchased options and written options for hedging and investment purposes. Currency forwards and written options contributed, while futures and purchased options detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI World Index (net, USD Hedged)	Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)
04/15	$10,000	$10,000	$10,000
12/15	$9,380	$9,479	$9,691
12/16	$9,778	$10,369	$10,402
12/17	$10,903	$12,353	$11,655
12/18	$10,375	$11,539	$11,328
12/19	$12,172	$14,819	$13,546
12/20	$12,471	$16,933	$15,091
12/21	$13,964	$21,062	$17,104
12/22	$12,000	$17,822	$14,784
12/23	$13,775	$22,153	$17,261
12/24	$15,466	$26,997	$19,561

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 04/28/15
Class B	12.28%	4.91%	4.61%
MSCI World Index (net, USD Hedged)	21.87%	12.75%	10.80%
Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)	13.33%	7.63%	7.17%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/64V2-B-A for the most recent performance information.

Performance Inception Date	Apr. 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 715,718,987
Holdings Count | Holding	1,234
Advisory Fees Paid, Amount	$ 3,270,604
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$715,718,987
# of Portfolio Holdings	1,234
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,270,604

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	63.9%
Governments - Treasuries	2.7%
Purchased Options - Puts	0.1%
Short-Term Investments	31.6%
Other assets less liabilities	1.7%

Country Breakdown

Value	Value
United States	49.3%
Japan	6.1%
United Kingdom	1.9%
France	1.5%
Germany	1.4%
Switzerland	1.4%
Australia	1.1%
Netherlands	0.7%
Sweden	0.5%
Denmark	0.4%
Italy	0.4%
Spain	0.4%
Ireland	0.3%
Hong Kong	0.3%
Others	1.0%
Short-Term Investments	31.6%
Other assets less liabilities	1.7%

C000028852
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-A-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (the "benchmark") (net). The Portfolio's more diversified approach, which balances exposures to equities, bonds and risk management techniques, is expected to underperform the all-equity primary benchmark during normal and rising markets. During the period, equities and fixed-income assets contributed to absolute performance, while risk management techniques detracted.

The Portfolio used derivatives in the form of futures and purchased options for hedging and investment purposes. Futures detracted from performance, while purchased options contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index (net)	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$10,165	$9,764	$10,055
12/16	$10,642	$10,531	$10,321
12/17	$12,328	$13,056	$10,687
12/18	$11,567	$11,827	$10,688
12/19	$13,711	$14,973	$11,620
12/20	$15,001	$17,406	$12,492
12/21	$17,060	$20,633	$12,299
12/22	$13,821	$16,844	$10,699
12/23	$15,623	$20,584	$11,291
12/24	$17,003	$24,183	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	8.84%	4.40%	5.45%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 156,346,511
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 734,983
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$156,346,511
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$734,983

Holdings [Text Block]

Portfolio Breakdown

Investment Companies	87.0%
Inflation-Linked Securities	3.1%
Purchased Options - Calls	3.0%
Purchased Options - Puts	2.4%
Short-Term Investments	8.9%
Other assets less liabilities	-4.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$47,035,532	30.1%
iShares Core U.S. Aggregate Bond ETF	$24,273,450	15.5%
Vanguard Total Bond Market ETF	$24,226,479	15.5%
iShares Core MSCI EAFE ETF	$18,321,996	11.7%
iShares Core MSCI Emerging Markets ETF	$9,712,920	6.2%
Vanguard Mid-Cap ETF	$4,873,198	3.1%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$4,812,559	3.1%
Vanguard Real Estate ETF	$3,999,692	2.6%
Vanguard Small-Cap ETF	$3,520,102	2.3%
Purchased Options - Calls, S&P 500 Index, USD 5500.00, due 12/18/26	$1,242,240	0.8%
Total	$142,018,168	90.9%

Material Fund Change [Text Block]
C000028853
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (the "benchmark") (net). The Portfolio's more diversified approach, which balances exposures to equities, bonds and risk management techniques, is expected to underperform the all-equity primary benchmark during normal and rising markets. During the period, equities and fixed-income assets contributed to absolute performance, while risk management techniques detracted.

The Portfolio used derivatives in the form of futures and purchased options for hedging and investment purposes. Futures detracted from performance, while purchased options contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI ACWI Index (net)	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$10,129	$9,764	$10,055
12/16	$10,579	$10,531	$10,321
12/17	$12,232	$13,056	$10,687
12/18	$11,448	$11,827	$10,688
12/19	$13,532	$14,973	$11,620
12/20	$14,784	$17,406	$12,492
12/21	$16,760	$20,633	$12,299
12/22	$13,547	$16,844	$10,699
12/23	$15,262	$20,584	$11,291
12/24	$16,571	$24,183	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	8.58%	4.14%	5.18%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 156,346,511
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 734,983
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$156,346,511
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$734,983

Holdings [Text Block]

Portfolio Breakdown

Investment Companies	87.0%
Inflation-Linked Securities	3.1%
Purchased Options - Calls	3.0%
Purchased Options - Puts	2.4%
Short-Term Investments	8.9%
Other assets less liabilities	-4.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$47,035,532	30.1%
iShares Core U.S. Aggregate Bond ETF	$24,273,450	15.5%
Vanguard Total Bond Market ETF	$24,226,479	15.5%
iShares Core MSCI EAFE ETF	$18,321,996	11.7%
iShares Core MSCI Emerging Markets ETF	$9,712,920	6.2%
Vanguard Mid-Cap ETF	$4,873,198	3.1%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$4,812,559	3.1%
Vanguard Real Estate ETF	$3,999,692	2.6%
Vanguard Small-Cap ETF	$3,520,102	2.3%
Purchased Options - Calls, S&P 500 Index, USD 5500.00, due 12/18/26	$1,242,240	0.8%
Total	$142,018,168	90.9%

Material Fund Change [Text Block]
C000028862
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-A-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Russell 1000 Value Index (the “benchmark”). Overall sector allocation drove the underperformance. Gains from underweights to materials and real estate were offset by losses from an overweight to health care and an underweight to utilities. Security selection was positive and added to gains, led by selection within consumer staples and technology. Selection within industrials and energy detracted from results.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 1000 Value Index
12/14	$10,000	$10,000	$10,000
12/15	$10,170	$10,138	$9,617
12/16	$11,319	$11,351	$11,285
12/17	$13,462	$13,829	$12,827
12/18	$12,707	$13,223	$11,767
12/19	$15,745	$17,386	$14,890
12/20	$16,174	$20,585	$15,306
12/21	$20,728	$26,494	$19,157
12/22	$19,859	$21,696	$17,713
12/23	$22,247	$27,399	$19,743
12/24	$25,145	$34,254	$22,580

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	13.02%	9.81%	9.66%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Portfolio's performance against the broader market as regulatorily required.
AssetsNet	$ 922,434,257
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 4,958,987
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$922,434,257
# of Portfolio Holdings	73
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$4,958,987

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	23.2%
Health Care	17.4%
Industrials	15.1%
Consumer Staples	9.5%
Information Technology	9.3%
Consumer Discretionary	7.7%
Energy	6.4%
Communication Services	3.9%
Materials	3.2%
Real Estate	0.8%
Short-Term Investments	4.9%
Other assets less liabilities	-1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$37,720,766	4.1%
Berkshire Hathaway, Inc. - Class B	$36,686,217	4.0%
Walmart, Inc.	$36,142,710	3.9%
Philip Morris International, Inc.	$32,846,644	3.6%
Fiserv, Inc.	$28,005,525	3.0%
Accenture PLC - Class A	$26,236,850	2.8%
Regeneron Pharmaceuticals, Inc.	$24,294,727	2.6%
Citigroup, Inc.	$23,972,229	2.6%
Electronic Arts, Inc.	$23,306,468	2.5%
Johnson & Johnson	$23,258,222	2.5%
Total	$292,470,358	31.6%

Material Fund Change [Text Block]
C000028863
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Russell 1000 Value Index (the “benchmark”). Overall sector allocation drove the underperformance. Gains from underweights to materials and real estate were offset by losses from an overweight to health care and an underweight to utilities. Security selection was positive and added to gains, led by selection within consumer staples and technology. Selection within industrials and energy detracted from results.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 1000 Value Index
12/14	$10,000	$10,000	$10,000
12/15	$10,143	$10,138	$9,617
12/16	$11,265	$11,351	$11,285
12/17	$13,360	$13,829	$12,827
12/18	$12,580	$13,223	$11,767
12/19	$15,550	$17,386	$14,890
12/20	$15,934	$20,585	$15,306
12/21	$20,370	$26,494	$19,157
12/22	$19,470	$21,696	$17,713
12/23	$21,752	$27,399	$19,743
12/24	$24,528	$34,254	$22,580

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	12.76%	9.54%	9.39%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Portfolio's performance against the broader market as regulatorily required.
AssetsNet	$ 922,434,257
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 4,958,987
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$922,434,257
# of Portfolio Holdings	73
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$4,958,987

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	23.2%
Health Care	17.4%
Industrials	15.1%
Consumer Staples	9.5%
Information Technology	9.3%
Consumer Discretionary	7.7%
Energy	6.4%
Communication Services	3.9%
Materials	3.2%
Real Estate	0.8%
Short-Term Investments	4.9%
Other assets less liabilities	-1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$37,720,766	4.1%
Berkshire Hathaway, Inc. - Class B	$36,686,217	4.0%
Walmart, Inc.	$36,142,710	3.9%
Philip Morris International, Inc.	$32,846,644	3.6%
Fiserv, Inc.	$28,005,525	3.0%
Accenture PLC - Class A	$26,236,850	2.8%
Regeneron Pharmaceuticals, Inc.	$24,294,727	2.6%
Citigroup, Inc.	$23,972,229	2.6%
Electronic Arts, Inc.	$23,306,468	2.5%
Johnson & Johnson	$23,258,222	2.5%
Total	$292,470,358	31.6%

Material Fund Change [Text Block]
C000028828
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-A-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the "benchmark"). Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and materials contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset some of the gains from an overweight to communication services and an underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from overweights to Portugal and South Korea offset gains from an overweight to Taiwan and an underweight to Denmark.

The Portfolio used derivatives for hedging purchases, which detracted from performance over the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI EAFE Index (net)
12/14	$10,000	$10,000
12/15	$10,259	$9,919
12/16	$10,208	$10,018
12/17	$12,802	$12,526
12/18	$9,885	$10,798
12/19	$11,579	$13,176
12/20	$11,864	$14,205
12/21	$13,179	$15,805
12/22	$11,386	$13,521
12/23	$13,110	$15,987
12/24	$13,774	$16,598

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.07%	3.53%	3.25%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 254,126,665
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,028,548
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$254,126,665
# of Portfolio Holdings	61
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,028,548

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	18.9%
Financials	15.1%
Consumer Discretionary	11.8%
Health Care	11.4%
Consumer Staples	9.8%
Materials	8.5%
Energy	8.2%
Information Technology	6.6%
Communication Services	5.4%
Utilities	3.3%
Short-Term Investments	1.1%
Other assets less liabilities	-0.1%

Country Breakdown

Value	Value
Japan	20.4%
United Kingdom	16.6%
United States	10.2%
France	9.0%
Netherlands	7.7%
Germany	7.2%
Switzerland	5.6%
Spain	3.3%
Italy	3.2%
Hong Kong	2.7%
Austria	2.4%
Taiwan	2.0%
Canada	1.9%
Portugal	1.6%
Others	5.2%
Short-Term Investments	1.1%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$8,919,731	3.5%
Shell PLC	$8,543,790	3.4%
NatWest Group PLC	$7,371,505	2.9%
Sony Group Corp.	$7,056,090	2.8%
Airbus SE	$6,370,805	2.5%
Deutsche Telekom AG	$6,291,167	2.5%
Resona Holdings, Inc.	$6,270,193	2.5%
Koninklijke Ahold Delhaize NV	$6,198,114	2.4%
Erste Group Bank AG	$6,048,360	2.4%
Haleon PLC	$5,788,100	2.3%
Total	$68,857,855	27.2%

Material Fund Change [Text Block]
C000028829
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the "benchmark"). Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and materials contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset some of the gains from an overweight to communication services and an underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from overweights to Portugal and South Korea offset gains from an overweight to Taiwan and an underweight to Denmark.

The Portfolio used derivatives for hedging purchases, which detracted from performance over the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI EAFE Index (net)
12/14	$10,000	$10,000
12/15	$10,240	$9,919
12/16	$10,158	$10,018
12/17	$12,708	$12,526
12/18	$9,788	$10,798
12/19	$11,431	$13,176
12/20	$11,684	$14,205
12/21	$12,952	$15,805
12/22	$11,165	$13,521
12/23	$12,821	$15,987
12/24	$13,438	$16,598

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	4.81%	3.29%	3.00%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 254,126,665
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,028,548
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$254,126,665
# of Portfolio Holdings	61
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,028,548

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	18.9%
Financials	15.1%
Consumer Discretionary	11.8%
Health Care	11.4%
Consumer Staples	9.8%
Materials	8.5%
Energy	8.2%
Information Technology	6.6%
Communication Services	5.4%
Utilities	3.3%
Short-Term Investments	1.1%
Other assets less liabilities	-0.1%

Country Breakdown

Value	Value
Japan	20.4%
United Kingdom	16.6%
United States	10.2%
France	9.0%
Netherlands	7.7%
Germany	7.2%
Switzerland	5.6%
Spain	3.3%
Italy	3.2%
Hong Kong	2.7%
Austria	2.4%
Taiwan	2.0%
Canada	1.9%
Portugal	1.6%
Others	5.2%
Short-Term Investments	1.1%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$8,919,731	3.5%
Shell PLC	$8,543,790	3.4%
NatWest Group PLC	$7,371,505	2.9%
Sony Group Corp.	$7,056,090	2.8%
Airbus SE	$6,370,805	2.5%
Deutsche Telekom AG	$6,291,167	2.5%
Resona Holdings, Inc.	$6,270,193	2.5%
Koninklijke Ahold Delhaize NV	$6,198,114	2.4%
Erste Group Bank AG	$6,048,360	2.4%
Haleon PLC	$5,788,100	2.3%
Total	$68,857,855	27.2%

Material Fund Change [Text Block]
C000028830
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-A-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Russell 1000 Growth Index (the “benchmark”). Overall sector allocation drove the underperformance led by an overweight to health care and an underweight to technology. Underweights to real estate and consumer discretionary contributed, offsetting some losses. Security selection also detracted. Contributions from selection within technology and communication services were offset by selection within consumer discretionary and health care, which detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 1000 Growth Index
12/14	$10,000	$10,000	$10,000
12/15	$11,111	$10,138	$10,567
12/16	$11,403	$11,351	$11,314
12/17	$15,051	$13,829	$14,733
12/18	$15,439	$13,223	$14,510
12/19	$20,796	$17,386	$19,790
12/20	$28,175	$20,585	$27,408
12/21	$36,338	$26,494	$34,971
12/22	$25,978	$21,696	$24,782
12/23	$35,104	$27,399	$35,358
12/24	$43,969	$34,254	$47,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	25.26%	16.16%	15.96%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 951,493,333
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 5,235,485
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$951,493,333
# of Portfolio Holdings	55
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$5,235,485

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	35.7%
Communication Services	15.5%
Consumer Discretionary	15.0%
Health Care	11.5%
Industrials	7.5%
Financials	5.8%
Consumer Staples	5.6%
Materials	1.3%
Short-Term Investments	2.7%
Other assets less liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$90,508,640	9.5%
Microsoft Corp.	$78,498,053	8.2%
Amazon.com, Inc.	$63,558,380	6.7%
Alphabet, Inc. - Class C	$53,131,618	5.6%
Meta Platforms, Inc. - Class A	$51,157,765	5.4%
Visa, Inc. - Class A	$43,874,569	4.6%
Netflix, Inc.	$39,148,557	4.1%
Broadcom, Inc.	$33,402,812	3.5%
Costco Wholesale Corp.	$30,983,670	3.3%
Home Depot, Inc. (The)	$25,406,493	2.7%
Total	$509,670,557	53.6%

Material Fund Change [Text Block]
C000028831
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Russell 1000 Growth Index (the “benchmark”). Overall sector allocation drove the underperformance led by an overweight to health care and an underweight to technology. Underweights to real estate and consumer discretionary contributed, offsetting some losses. Security selection also detracted. Contributions from selection within technology and communication services were offset by selection within consumer discretionary and health care, which detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 1000 Growth Index
12/14	$10,000	$10,000	$10,000
12/15	$11,085	$10,138	$10,567
12/16	$11,346	$11,351	$11,314
12/17	$14,940	$13,829	$14,733
12/18	$15,287	$13,223	$14,510
12/19	$20,540	$17,386	$19,790
12/20	$27,760	$20,585	$27,408
12/21	$35,713	$26,494	$34,971
12/22	$25,468	$21,696	$24,782
12/23	$34,327	$27,399	$35,358
12/24	$42,893	$34,254	$47,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	24.95%	15.87%	15.67%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 951,493,333
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 5,235,485
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$951,493,333
# of Portfolio Holdings	55
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$5,235,485

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	35.7%
Communication Services	15.5%
Consumer Discretionary	15.0%
Health Care	11.5%
Industrials	7.5%
Financials	5.8%
Consumer Staples	5.6%
Materials	1.3%
Short-Term Investments	2.7%
Other assets less liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$90,508,640	9.5%
Microsoft Corp.	$78,498,053	8.2%
Amazon.com, Inc.	$63,558,380	6.7%
Alphabet, Inc. - Class C	$53,131,618	5.6%
Meta Platforms, Inc. - Class A	$51,157,765	5.4%
Visa, Inc. - Class A	$43,874,569	4.6%
Netflix, Inc.	$39,148,557	4.1%
Broadcom, Inc.	$33,402,812	3.5%
Costco Wholesale Corp.	$30,983,670	3.3%
Home Depot, Inc. (The)	$25,406,493	2.7%
Total	$509,670,557	53.6%

Material Fund Change [Text Block]
C000028836
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-A-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio outperformed the Russell 2000 Growth Index (the “benchmark”). Overall security selection and sector allocation were positive. Security selection within industrials and consumer discretionary contributed the most, while selection within technology and real estate detracted. Gains from an underweight to materials and an overweight to technology offset losses from overweights to consumer discretionary and financials.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 2000 Growth Index
12/14	$10,000	$10,000	$10,000
12/15	$9,875	$10,138	$9,862
12/16	$10,513	$11,351	$10,978
12/17	$14,101	$13,829	$13,411
12/18	$13,975	$13,223	$12,163
12/19	$19,062	$17,386	$15,628
12/20	$29,352	$20,585	$21,040
12/21	$32,128	$26,494	$21,636
12/22	$19,568	$21,696	$15,933
12/23	$23,094	$27,399	$18,906
12/24	$27,399	$34,254	$21,772

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	18.64%	7.53%	10.60%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Portfolio's performance against the broader market as regulatorily required.
AssetsNet	$ 64,894,798
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 228,180
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$64,894,798
# of Portfolio Holdings	103
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$228,180

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	24.3%
Industrials	23.1%
Health Care	21.1%
Consumer Discretionary	14.5%
Financials	10.0%
Consumer Staples	4.2%
Materials	1.2%
Energy	0.6%
Short-Term Investments	2.9%
Other assets less liabilities	-1.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$1,207,880	1.9%
ACV Auctions, Inc. - Class A	$1,196,186	1.8%
Semtech Corp.	$1,134,267	1.7%
Clearwater Analytics Holdings, Inc. - Class A	$1,129,861	1.7%
CSW Industrials, Inc.	$1,074,629	1.7%
Construction Partners, Inc. - Class A	$1,063,908	1.6%
SPS Commerce, Inc.	$1,053,711	1.6%
Intapp, Inc.	$1,038,771	1.6%
Piper Sandler Cos.	$1,034,527	1.6%
Modine Manufacturing Co.	$1,025,517	1.6%
Total	$10,959,257	16.8%

Material Fund Change [Text Block]
C000028837
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio outperformed the Russell 2000 Growth Index (the “benchmark”). Overall security selection and sector allocation were positive. Security selection within industrials and consumer discretionary contributed the most, while selection within technology and real estate detracted. Gains from an underweight to materials and an overweight to technology offset losses from overweights to consumer discretionary and financials.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 2000 Growth Index
12/14	$10,000	$10,000	$10,000
12/15	$9,847	$10,138	$9,862
12/16	$10,459	$11,351	$10,978
12/17	$13,991	$13,829	$13,411
12/18	$13,837	$13,223	$12,163
12/19	$18,819	$17,386	$15,628
12/20	$28,913	$20,585	$21,040
12/21	$31,573	$26,494	$21,636
12/22	$19,176	$21,696	$15,933
12/23	$22,576	$27,399	$18,906
12/24	$26,739	$34,254	$21,772

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	18.44%	7.28%	10.34%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Portfolio's performance against the broader market as regulatorily required.
AssetsNet	$ 64,894,798
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 228,180
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$64,894,798
# of Portfolio Holdings	103
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$228,180

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	24.3%
Industrials	23.1%
Health Care	21.1%
Consumer Discretionary	14.5%
Financials	10.0%
Consumer Staples	4.2%
Materials	1.2%
Energy	0.6%
Short-Term Investments	2.9%
Other assets less liabilities	-1.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Boot Barn Holdings, Inc.	$1,207,880	1.9%
ACV Auctions, Inc. - Class A	$1,196,186	1.8%
Semtech Corp.	$1,134,267	1.7%
Clearwater Analytics Holdings, Inc. - Class A	$1,129,861	1.7%
CSW Industrials, Inc.	$1,074,629	1.7%
Construction Partners, Inc. - Class A	$1,063,908	1.6%
SPS Commerce, Inc.	$1,053,711	1.6%
Intapp, Inc.	$1,038,771	1.6%
Piper Sandler Cos.	$1,034,527	1.6%
Modine Manufacturing Co.	$1,025,517	1.6%
Total	$10,959,257	16.8%

Material Fund Change [Text Block]
C000028838
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-A-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Russell 2500 Value Index (the "benchmark"). Overall security selection detracted from performance, while sector allocation contributed. Gains from security selection within financials and communication services were offset by losses from selection within health care and consumer staples. Sector allocation was positive. An underweight to materials and overweight to technology added to gains, offsetting losses from an overweight to consumer discretionary and an underweight to utilities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 2500 Value Index
12/14	$10,000	$10,000	$10,000
12/15	$9,451	$10,138	$9,451
12/16	$11,823	$11,351	$11,833
12/17	$13,377	$13,829	$13,059
12/18	$11,367	$13,223	$11,445
12/19	$13,651	$17,386	$14,142
12/20	$14,111	$20,585	$14,832
12/21	$19,183	$26,494	$18,953
12/22	$16,185	$21,696	$16,473
12/23	$18,966	$27,399	$19,105
12/24	$20,866	$34,254	$21,204

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	10.02%	8.86%	7.63%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2500 Value Index	10.98%	8.44%	7.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Portfolio's performance against the broader market as regulatorily required.
AssetsNet	$ 697,028,669
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 5,311,202
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$697,028,669
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$5,311,202

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	20.9%
Financials	20.4%
Consumer Discretionary	15.4%
Information Technology	12.0%
Real Estate	8.1%
Health Care	6.6%
Energy	5.4%
Materials	3.1%
Utilities	2.8%
Consumer Staples	2.7%
Communication Services	2.0%
Short-Term Investments	8.4%
Other assets less liabilities	-7.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$13,519,456	1.9%
F5, Inc.	$12,613,735	1.8%
Bath & Body Works, Inc.	$12,002,106	1.7%
CH Robinson Worldwide, Inc.	$11,861,343	1.7%
Pentair PLC	$10,765,461	1.5%
Jones Lang LaSalle, Inc.	$10,595,934	1.5%
BJ's Wholesale Club Holdings, Inc.	$10,588,868	1.5%
Cameco Corp. (New York)	$10,305,751	1.5%
Encompass Health Corp.	$10,303,490	1.5%
NCR Atleos Corp.	$10,273,283	1.5%
Total	$112,829,427	16.1%

Material Fund Change [Text Block]
C000028839
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Russell 2500 Value Index (the "benchmark"). Overall security selection detracted from performance, while sector allocation contributed. Gains from security selection within financials and communication services were offset by losses from selection within health care and consumer staples. Sector allocation was positive. An underweight to materials and overweight to technology added to gains, offsetting losses from an overweight to consumer discretionary and an underweight to utilities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 2500 Value Index
12/14	$10,000	$10,000	$10,000
12/15	$9,431	$10,138	$9,451
12/16	$11,769	$11,351	$11,833
12/17	$13,281	$13,829	$13,059
12/18	$11,250	$13,223	$11,445
12/19	$13,489	$17,386	$14,142
12/20	$13,900	$20,585	$14,832
12/21	$18,850	$26,494	$18,953
12/22	$15,868	$21,696	$16,473
12/23	$18,544	$27,399	$19,105
12/24	$20,346	$34,254	$21,204

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	9.72%	8.57%	7.36%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2500 Value Index	10.98%	8.44%	7.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Portfolio's performance against the broader market as regulatorily required.
AssetsNet	$ 697,028,669
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 5,311,202
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$697,028,669
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$5,311,202

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	20.9%
Financials	20.4%
Consumer Discretionary	15.4%
Information Technology	12.0%
Real Estate	8.1%
Health Care	6.6%
Energy	5.4%
Materials	3.1%
Utilities	2.8%
Consumer Staples	2.7%
Communication Services	2.0%
Short-Term Investments	8.4%
Other assets less liabilities	-7.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$13,519,456	1.9%
F5, Inc.	$12,613,735	1.8%
Bath & Body Works, Inc.	$12,002,106	1.7%
CH Robinson Worldwide, Inc.	$11,861,343	1.7%
Pentair PLC	$10,765,461	1.5%
Jones Lang LaSalle, Inc.	$10,595,934	1.5%
BJ's Wholesale Club Holdings, Inc.	$10,588,868	1.5%
Cameco Corp. (New York)	$10,305,751	1.5%
Encompass Health Corp.	$10,303,490	1.5%
NCR Atleos Corp.	$10,273,283	1.5%
Total	$112,829,427	16.1%

Material Fund Change [Text Block]
C000028860
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-A-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Morgan Stanley Capital

International All Country World Index (“MSCI ACWI”)(net)(the “benchmark”). Overall security selection drove the underperformance, while sector allocation contributed. Security selection within technology and financials detracted the most, while selection within consumer staples and utilities was positive. In terms of sector allocation, an overweight to technology and an underweight to materials contributed and helped offset losses from an underweight to communication services and an overweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from overweights to Brazil and Indonesia offset gains from underweights to France and South Korea.

The Portfolio used derivatives in the form of currency forwards for hedging purposes, which had no material impact on absolute returns for the annual period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index (net)
12/14	$10,000	$10,000
12/15	$10,289	$9,764
12/16	$10,225	$10,531
12/17	$13,974	$13,056
12/18	$12,605	$11,827
12/19	$16,406	$14,973
12/20	$22,872	$17,406
12/21	$28,103	$20,633
12/22	$20,520	$16,844
12/23	$23,805	$20,584
12/24	$25,283	$24,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.21%	9.03%	9.72%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 160,869,684
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,176,639
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$160,869,684
# of Portfolio Holdings	54
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,176,639

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	32.8%
Financials	19.1%
Industrials	18.5%
Health Care	13.6%
Consumer Discretionary	6.1%
Consumer Staples	3.9%
Utilities	3.7%
Energy	1.5%
Short-Term Investments	0.9%
Other assets less liabilities	-0.1%

Country Breakdown

Value	Value
United States	60.6%
United Kingdom	7.8%
Brazil	5.6%
Japan	4.0%
Switzerland	3.4%
Taiwan	3.1%
Canada	3.1%
Ireland	2.3%
Hong Kong	2.0%
India	2.0%
Jersey (Channel Islands)	1.5%
Netherlands	1.2%
Italy	1.0%
Norway	0.9%
Others	0.7%
Short-Term Investments	0.9%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$6,112,593	3.8%
NVIDIA Corp.	$5,201,992	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,940,003	3.1%
Flex Ltd.	$4,626,686	2.9%
Visa, Inc. - Class A	$4,374,941	2.7%
London Stock Exchange Group PLC	$4,225,046	2.6%
Fiserv, Inc.	$4,155,236	2.6%
Veralto Corp.	$4,057,093	2.5%
NextEra Energy, Inc.	$3,855,273	2.4%
MercadoLibre, Inc.	$3,849,796	2.4%
Total	$45,398,659	28.2%

Material Fund Change [Text Block]
C000028861
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-B-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2024, all share classes of the Portfolio underperformed the Morgan Stanley Capital

International All Country World Index (“MSCI ACWI”)(net)(the “benchmark”). Overall security selection drove the underperformance, while sector allocation contributed. Security selection within technology and financials detracted the most, while selection within consumer staples and utilities was positive. In terms of sector allocation, an overweight to technology and an underweight to materials contributed and helped offset losses from an underweight to communication services and an overweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from overweights to Brazil and Indonesia offset gains from underweights to France and South Korea.

The Portfolio used derivatives in the form of currency forwards for hedging purposes, which had no material impact on absolute returns for the annual period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI ACWI Index (net)
12/14	$10,000	$10,000
12/15	$10,265	$9,764
12/16	$10,175	$10,531
12/17	$13,868	$13,056
12/18	$12,484	$11,827
12/19	$16,201	$14,973
12/20	$22,533	$17,406
12/21	$27,619	$20,633
12/22	$20,116	$16,844
12/23	$23,274	$20,584
12/24	$24,662	$24,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	5.96%	8.77%	9.45%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 160,869,684
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,176,639
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$160,869,684
# of Portfolio Holdings	54
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,176,639

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	32.8%
Financials	19.1%
Industrials	18.5%
Health Care	13.6%
Consumer Discretionary	6.1%
Consumer Staples	3.9%
Utilities	3.7%
Energy	1.5%
Short-Term Investments	0.9%
Other assets less liabilities	-0.1%

Country Breakdown

Value	Value
United States	60.6%
United Kingdom	7.8%
Brazil	5.6%
Japan	4.0%
Switzerland	3.4%
Taiwan	3.1%
Canada	3.1%
Ireland	2.3%
Hong Kong	2.0%
India	2.0%
Jersey (Channel Islands)	1.5%
Netherlands	1.2%
Italy	1.0%
Norway	0.9%
Others	0.7%
Short-Term Investments	0.9%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$6,112,593	3.8%
NVIDIA Corp.	$5,201,992	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,940,003	3.1%
Flex Ltd.	$4,626,686	2.9%
Visa, Inc. - Class A	$4,374,941	2.7%
London Stock Exchange Group PLC	$4,225,046	2.6%
Fiserv, Inc.	$4,155,236	2.6%
Veralto Corp.	$4,057,093	2.5%
NextEra Energy, Inc.	$3,855,273	2.4%
MercadoLibre, Inc.	$3,849,796	2.4%
Total	$45,398,659	28.2%

Material Fund Change [Text Block]